Advances to Suppliers, Net (Details) - Schedule of Advances to Suppliers and Allowance for Doubtful Accounts - USD ($)		Sep. 30, 2023	Sep. 30, 2022
Advances to Suppliers, Net (Details) - Schedule of Advances to Suppliers and Allowance for Doubtful Accounts [Line Items]
Advances to suppliers, net		$ 18,756,368	$ 10,529,144
Other		128,958	240,709
Subtotal		18,855,011	10,663,358
Less: allowance for doubtful accounts		(98,643)	(134,214)
Battery Packs [Member]
Advances to Suppliers, Net (Details) - Schedule of Advances to Suppliers and Allowance for Doubtful Accounts [Line Items]
Advances to suppliers, net	[1]	10,664,027	6,846,200
Customized Equipment [Member]
Advances to Suppliers, Net (Details) - Schedule of Advances to Suppliers and Allowance for Doubtful Accounts [Line Items]
Advances to suppliers, net	[2]	6,980,811
E Bicycles [Member]
Advances to Suppliers, Net (Details) - Schedule of Advances to Suppliers and Allowance for Doubtful Accounts [Line Items]
Advances to suppliers, net	[3]	847,215	3,576,449
Electronic Control System [Member]
Advances to Suppliers, Net (Details) - Schedule of Advances to Suppliers and Allowance for Doubtful Accounts [Line Items]
Advances to suppliers, net		$ 234,000

[1]	Prepayment for purchase of battery packs is for the production of battery packs, among which the prepayment of top three suppliers were $4,171,941 and $6,792,879 as of September 30, 2022 and 2023, respectively.
[2]	Prepayment for purchase of customized equipment is for the production of intelligent robots, among which the prepayment of top three suppliers were nil and $6,717,654 as of September 30, 2022 and 2023, respectively.
[3]	Prepayment for purchase of e-bicycles materials is for the production of e-bicycle, among which the top two suppliers prepayments were $2,528,573 and $741,019 as of September 30, 2022 and 2023, respectively.